Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants' Report on Applying Agreed-Upon Procedures

Automotive Rentals, Inc. (the “Company”)
BofA Securities, Inc.
(together, the “Specified Parties”)

Re:  ARI Fleet Lease Trust 2020-A – Lease Data File and Disposition Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in (i) an electronic data file entitled “5. Data Tape 12.31.19- FINAL.xlsx” (the “Lease Data File”) provided to us on January 29, 2020, containing certain information on 20,976 automobile lease contracts (the “Leases”) as of December 31, 2019 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering of ARI Fleet Lease Trust 2020-A; and, (ii) an electronic data file entitled “Dispositions - 2019.xlsx” provided to us on January 14, 2020, containing certain information related to dispositions of Leases by the Company during calendar year 2019 (the “Disposition Data File”). The Company is responsible for the specified attributes identified by the Company in the Lease Data File and Disposition Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.01%, respectively.

•	The term “Source Documents” means the following information sources provided by the Company for each Sample Lease (defined below) or Sample Disposition (defined below):

-	Motor Vehicle Lease Agreement
-	Certificate of Insurance Coverage
-	Certificate of Liability Insurance
-	Company’s asset system
-	Company’s GDT internal accounting system of record

The Source Documents were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Motor Vehicle Lease Agreement by the lessee.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG
International Cooperative (“KPMG International”), a Swiss entity.

•
The term “Title Documents” means a Certificate of Title, Apportioned Registration, Lien Statement, Application for Title or Lien Statement, Lease and Title Instructions, or information in the Vehicle Information Inquiry System provided by the Company.

•	The term “Rate History Schedule” means an electronic data file provided by the Company on January 20, 2020, containing certain index rate history information.

•
The term “Titling Trust Owners Schedule” means an electronic data file provided by the Company on January 29, 2020, containing titling company names and abbreviations that are acceptable variations of “Automotive Rentals, Inc.” This schedule is attached hereto as Exhibit C.

•
The term “Additional Insured Schedule” mean an electronic data file provided by the Company on January 29, 2020, containing insured entities and abbreviations that are acceptable variations of “Automotive Rentals, Inc.” This schedule is attached hereto as Exhibit D.

•	The term “Provided Information” means the Source Documents, Title Documents, Rate History Schedule, Titling Trust Owners Schedule, and Additional Insured Schedule.
I.	The Lease Data File

A.
We were instructed by the Company to randomly select a sample of 150 Leases (each a “Sample Lease”) from the Lease Data File. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Leases that we were instructed to randomly select from the Lease Data File. A listing of the Sample Leases are attached hereto as Exhibit A.

B.
For each Sample Lease, we compared the attributes listed below in the Lease Data File to the corresponding information appearing on or derived from the Provided Information. The Specified Parties indicated that the absence of any of the specified Provided Information or the inability to agree the indicated information from the Lease Data File to the Provided Information, utilizing the methodologies and/or instructions provided by the Company listed below, for each of the specified attributes, constituted an exception. The Provided Information is listed in the order of priority until such attribute was agreed.

Attribute	Provided Information/ Company’s Instructions
VEHICLE NO	Motor Vehicle Lease Agreement, Company’s asset system
LESSEE CODE	Motor Vehicle Lease Agreement, Company’s asset system
END BALANCE	Company’s asset system
TERM	Motor Vehicle Lease Agreement
DELIV DATE	Motor Vehicle Lease Agreement
STATE	Title Documents
CAP COST	Motor Vehicle Lease Agreement
MTHLY AMORT
Company’s asset system, Motor Vehicle Lease Agreement
For Sample Leases #17 and #80, the Company informed us that no billing has occurred as of the Cutoff Date and instructed us to recompute the MTHLY AMORT as CAP COST divided by TERM.

BILLED RATE	Motor Vehicle Lease Agreement, Company’s asset system, Rate History Schedule.

Attribute	Provided Information/ Company’s Instructions

For floating rate assets, for which the Motor Vehicle Lease Agreement “Int-Type” field is “Float” or for which the Company’s asset system “Lease Type” field is “Plateau,” the Company instructed us to add the applicable index rate from the Rate History Schedule to the “Mark Up” value in the Company’s asset system.

MAKE
Motor Vehicle Lease Agreement. If the MAKE in the Lease Data File contained more than 10 characters, we were instructed by the Company to only compare the first 10 characters to the Motor Vehicle Lease Agreement.

MODEL	Motor Vehicle Lease Agreement, Company’s asset system
ADMIN AMT	Motor Vehicle Lease Agreement, Company’s asset system
OPEN/CLOSE	Motor Vehicle Lease Agreement

We found the information listed in the Lease Data File for the Sample Leases to be in agreement with the corresponding information in the respective Provided Information or our recomputations based on the Company’s instructions.

A.	We performed the following additional procedures for each Sample Lease:

•	We compared the name of the owner stated on the Title Documents to the corresponding information in the Titling Trust Owners Schedule or the Company’s asset system.

•	We observed that an internal approval date was populated in the “Last Review” field in the Company’s asset system. We make no representation regarding the validity of such approval.

•	We observed that the Motor Vehicle Lease Agreement was signed. We make no representation regarding the validity of the signature.

•
We observed the existence of a Certificate of Insurance Coverage or a Certificate of Liability Insurance and identified the additional insured party as one of the names on the Additional Insured Schedule. For certain samples where a Blanket Additional Insured endorsement was applied and no specific parties were listed as the additional insured party, the Company instructed us to use the Certificate Holder on the Certificate of Insurance Coverage or the Certificate of Liability Insurance and identify the additional insured party as one of the names on the Additional Insured Schedule.

II.	The Disposition Data File

A.
We were instructed by the Company to randomly select a sample of 40 dispositions (each a “Sample Disposition”) from the Disposition Data File. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of dispositions that we were instructed to randomly select from the Disposition Data File. A listing of the Sample Dispositions is attached hereto as Exhibit B.

B.
For each Sample Disposition, we compared the attributes listed below in the Disposition Data File to the corresponding information appearing on or derived from the Provided Information. The Specified Parties indicated that the absence of any of the specified Provided Information or the inability to agree the indicated information from the Lease Data File to the Provided Information, utilizing the methodologies and/or instructions provided by the Company listed below, for each of the specified attributes, constituted an exception. The Provided Information is listed in the order of priority until such attribute was agreed.

Attribute	Provided Information/ Company’s Instructions
ORIGINATION DATE	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
CLIENT NAME	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
MAKE	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
MODEL (excluding trim or engine type)	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
CAP COST	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
BOOK VALUE AT SALE	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
YEAR
Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
For the purposes of this procedure, the Company instructed us to identify the YEAR as 2019 (which is the date of sale).

SALE PROCEEDS	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
GAIL-LOSS AMOUNT	Recompute as the difference between BOOK VALUE AT SALE and SALE PROCEEDS

We found the information listed in the Disposition Data File for the Sample Dispositions to be in agreement with the corresponding information in the Provided Information or our recomputations based on the Company’s instructions.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Lease Data File and Disposition Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the information indicated in the Lease Data File, Disposition Data File, Provided Information, and methodologies and instructions provided by the Company without verification or evaluation of such methodologies, instructions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, or information provided to us by the Company, (ii) the physical existence of the Leases, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Lease being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, Virginia
February 10, 2020

Exhibit A
The Sample Leases

Sample Lease Number	ICN No	Sample Lease Number	ICN No	Sample Lease Number	ICN No
1	19097429	51	16413285	101	17375480
2	19097565	52	18395308	102	18029477
3	19232474	53	16286444	103	18069241
4	18391105	54	17130792	104	18064002
5	19251640	55	17175860	105	18018159
6	18366072	56	18292576	106	18029474
7	19239545	57	19142322	107	18193689
8	19225063	58	19203267	108	17383709
9	19258738	59	18370962	109	17019987
10	19253447	60	18325936	110	18333412
11	19063776	61	18365548	111	14086399
12	18370929	62	19170966	112	14086400
13	18282046	63	18328446	113	18044437
14	18294572	64	19170224	114	18005249
15	18299357	65	19177288	115	17391562
16	19222401	66	19205470	116	18379311
17	19275276	67	18369204	117	17032542
18	18397747	68	19024239	118	17407743
19	18313318	69	19219689	119	17031900
20	19012015	70	19275431	120	17184702
21	19146621	71	18335493	121	17348844
22	19303325	72	19247552	122	17373316
23	18402864	73	19227961	123	17071763
24	18403199	74	18405007	124	17124851
25	19016900	75	19000314	125	14089513
26	19023951	76	19193060	126	17071486
27	19238341	77	19193067	127	12958418
28	19080312	78	19146252	128	18060667
29	19160360	79	19171218	129	18187243
30	18299313	80	19293116	130	18258094
31	19252720	81	17124319	131	18110172
32	18199193	82	18245402	132	18232857
33	18331837	83	13657809	133	17353694
34	18315635	84	14183569	134	17291266
35	18371589	85	15156783	135	18107323
36	19156737	86	18122838	136	13012431
37	19002602	87	18370915	137	13136200
38	19011199	88	17410170	138	13226753
39	19062392	89	18158926	139	14088032
40	18371589	90	18183510	140	14111905
41	15020109	91	18150379	141	14277775
42	19254304	92	18231612	142	15020408
43	19257722	93	18359920	143	15335849
44	19025070	94	19010528	144	16118954
45	19219407	95	18309586	145	18295420
46	19010340	96	18046052	146	17137707
47	18372654	97	17375036	147	19149470
48	19101300	98	18142302	148	17136509
49	19002608	99	18172020	149	18257661
50	19197227	100	19170862	150	18296207

Exhibit B
The Sample Dispositions

Sample Lease Number	Vehicle ID
1	8874563
2	10445593
3	8515905
4	8326247
5	9808650
6	7952982
7	5786629
8	9415031
9	8226399
10	10172527
11	9900030
12	9300210
13	9285026
14	7861315
15	8461065
16	10450131
17	5013116
18	8415702
19	8988388
20	6313501
21	7861348
22	10096290
23	8992860
24	10212645
25	7962542
26	6898762
27	8686803
28	10009670
29	8638059
30	8621970
31	8773355
32	6423291
33	9050040
34	9267033
35	9640272
36	8118211
37	7139846
38	8611941
39	9299079
40	8595981

Exhibit C

Additional Insured Schedule

Additionally Insured
Automotive Rentals, Inc. & ARI Fleet LT
Automotive Rental, Inc. & ARI Fleet LT
Automotive Rental, Inc
Automotive Rentals, Inc
ARI FLEET LT
Automotive Rentals, Inc.
Automotive Rental, Inc.
Automotive Resources International
Automotive Resource International
Automotive Resources, Inc.
Automotive Resource, Inc.
ARI
ARI & Enterprise Rent-a-Car
Automotive Resources International, Automotive Rentals, Inc. & ARI Fleet LT
ARI, ARI Fleet LT & Automotive Rental Inc
ARI Fleet LT and Automotive Rentals Inc
Automotive Rental Inc and ARI Fleet LT
AUTOMOTIVE RENTALS,INC. AND ARI FLEET LT
Automotive Rentals, Inc & ARI Fleet, LT
Automotive Rentals Inc & ARI Fleet LT.
ARI, Automotive Rentals Inc and ARI Fleet LT
ARI Fleet LT Automotive Rentals Inc
Automotive Rentals Inc. And ARI Fleet LT
Automotive Rentals, Inc and ARI Fleet LT
Automotive Rentals, Inc. and ARI Fleet LT
ARI & ARI Fleet LT
ARI Fleet LT & Automotive Rentals, Inc
ARI Fleet LT and Automotive Rentals Inc.
ARI Fleet LT and Automotive Rentals, Inc
ARI Fleet LT Automotice Rentals, Inc
ARI FLEET LT AUTOMOTIVE RENTALS INC.
ARI, Automotive Rentals Inc. and ARI Fleet LT
Auto motive Rental, Inc. AND Ari Fleet LT
Automotive Rentals Inc & ARI Fleet LT
Automotive Rentals Inc.
Automotive Rentals Inc. ARI Fleet LT
Automotive Rentals, Inc & ARI Fleet LT.
Automotive Rentals, Inc. AND ARI Fleet LT.
Automotive Rentals, Inc. ARI Fleet LT
Automotive Rentals, Inc., and ARI Fleet LT
Automotive Resources International (ARI) and ARI Fleet LT
Automotive Resources International and ARI Fleet LT
ARI FLEET INC
ARI FLEET
Automotive Rental Inc. and ARI Fleet LT
Automotive Rental, Inc. AND Ari Fleet LT

Exhibit C

Additional Insured Schedule (continued)

ARI & ARI FLEET, LT
Automotive Rentals Inc and ARI Fleet LT
ARI (Automotive Rentals, Inc.) and ARI Fleet LT
ARI,ARI Fleet LT & Automotive RentaL, iNC
Automobile Rentals, Inc. AND ARI Fleet LT
Automotive Rentals Inc. & ARI Fleet LT
AUTOMOTIVE RENTALS INC. & ARI FLEET LT

Exhibit D

Titling Trust Owners Schedule

Titling Trust
ARI FLEET LT
ARI FLEET LT LTD
ARI FLEET LT LSR
ARI FLEET LT INC
ARI FLEET LT, A BUSINESS TRUST
ARI FLEET (BUSINESS TRUST)
ARI TRUST
ARI FLEET LT A BUISNESS TRUST
ARI FLEET LT A BUSINESS TRUST
ARI FLEET LT A BUSINESS TRUSTLSR
ARI FLEET LT LESSOR COG OPERATING LLC LESSEE
ARI FLEET LT-LESSOR
LSR ARI FLEET LT
ARI FLEET LT LESSOR